Nov-19-03 03:43pm From- T-703 P.002/002 F-014

Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03028381

Cert NYS

NYSE

1-31827

RECD S.E.C.
NOV 19 2003
081

November 19, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
NOV 24 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1933, EATON VANCE SENIOR FLOATING-RATE FUND, Common Shares of Beneficial Interest, $0.01 par value per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on November 19, 2003. Tentative listing date – November 25, 2003.

Sincerely,

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